Equity - Summary of Reconciliation of Consolidated Retained Earnings Available for Dividend Declaration (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Retained Earnings Available For Dividend Declaration [Line Items]
Consolidated Unappropriated Retained Earnings as of December 31, 2023	₱ 33,901	₱ 22,020
Effect of PAS 27 Adjustments	1,405	7,432
Adjustments: Unrealized gains in prior years:
Fair value adjustments of investment property resulting to gain	23	30
Unrealized foreign exchange gains - net (except those attributable to cash and cash equivalents)	(36)	1,153	₱ (4,685)
Add: Net Income Actually Earned/Realized During the Year [Abstract]
Parent Company’s net income for the year	32,248	26,555	10,426
Less: Cash dividends declared during the year
Preferred stock	(59)	(59)	(59)
Cash dividends	(20,850)	(23,418)	(25,396)
Parent Company's unappropriated retained earnings available for dividends	35,306
Retained Earnings [Member]
Disclosure Of Retained Earnings Available For Dividend Declaration [Line Items]
Parent Company's unappropriated retained earnings		29,452
Adjustments: Unrealized gains in prior years:
Fair value adjustments of investment property resulting to gain		(6,626)
DTA		(2,196)
Unrealized foreign exchange gains - net (except those attributable to cash and cash equivalents)		(2,590)
Fair value adjustments (mark-to-market gains)	(2,070)	(1,385)
Add: Net Income Actually Earned/Realized During the Year [Abstract]
Parent Company’s net income for the year	26,654
Non-Actual Unrealized Income - Net of Tax	24,584
Less: Cash dividends declared during the year
Preferred stock	(59)
Common stock	(20,741)
Cash dividends	(20,800)	(23,393)	₱ (25,338)
Parent Company's unappropriated retained earnings available for dividends	₱ 20,439	₱ 16,655